RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Other accounts receivable at amortized cost - Evaluated using simplified approach (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(8,557,039)	(8,611,594)	$ (5,875,018)
Trade Receivables And Contract Assets From Individual Customers
Disclosure of financial assets [line items]
Financial assets	3,486,252	3,387,842
Trade Receivables And Contract Assets From Individual Customers | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	$ (260,401)	$ (231,660)
Trade Receivables And Contract Assets From Individual Customers | Not later than one month [member]
Disclosure of financial assets [line items]
Expected credit loss rate	1.05%	1.15%
Financial assets	$ 2,275,266	$ 2,846,086
Trade Receivables And Contract Assets From Individual Customers | Not later than one month [member] | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	$ (23,892)	$ (32,622)
Trade Receivables And Contract Assets From Individual Customers | From 31 to 60 days
Disclosure of financial assets [line items]
Expected credit loss rate	1.70%	6.70%
Financial assets	$ 810,364	$ 111,636
Trade Receivables And Contract Assets From Individual Customers | From 31 to 60 days | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	$ (13,788)	$ (7,485)
Trade Receivables And Contract Assets From Individual Customers | From 61 to 90 days
Disclosure of financial assets [line items]
Expected credit loss rate	11.05%	9.39%
Financial assets	$ 72,920	$ 31,625
Trade Receivables And Contract Assets From Individual Customers | From 61 to 90 days | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	$ (8,061)	$ (2,970)
Trade Receivables And Contract Assets From Individual Customers | More than 90 days past due
Disclosure of financial assets [line items]
Expected credit loss rate	65.50%	47.32%
Financial assets	$ 327,702	$ 398,495
Trade Receivables And Contract Assets From Individual Customers | More than 90 days past due | Credit-impaired
Disclosure of financial assets [line items]
Financial assets	327,702	398,495
Trade Receivables And Contract Assets From Individual Customers | More than 90 days past due | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	$ (214,660)	$ (188,583)